Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Other accounts payable	$ 64	$ 102
Related parties [member]
IfrsStatementLineItems [Line Items]
Other accounts payable	$ 38	$ 26